Offerings - Offering: 1	Feb. 26, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,551,970
Maximum Aggregate Offering Price	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-263076
Carry Forward Initial Effective Date	Feb. 28, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,282.48
Offering Note
(1)
Consists of a maximum of 1,551,970
shares of common stock to be sold by Orogen Echo LLC. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s common stock that shall become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the registrant’s common stock.